UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET GLOBAL CORPORATE DEFINED

OPPORTUNITY FUND INC.

FORM N-Q

JULY 31, 2010

Schedule of investments (unaudited)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 87.5%
CONSUMER DISCRETIONARY — 11.5%
Auto Components — 1.0%
Allison Transmission Inc., Senior Toggle Notes	11.250%	11/1/15	770,000		$831,600	(a)(b)(c)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	750,000	EUR	918,721	(a)(c)
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	1,420,000	EUR	1,947,624	(a)
Total Auto Components					3,697,945
Diversified Consumer Services — 0.7%
Dignity Finance PLC, Secured Bonds	6.310%	12/31/23	559,682	GBP	1,000,839
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	1,500,000		1,597,500	(a)(c)
Total Diversified Consumer Services					2,598,339
Hotels, Restaurants & Leisure — 2.0%
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	780,000	EUR	983,423	(a)
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,000,000		1,085,000	(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,000,000		1,075,000
MGM MIRAGE Inc., Senior Notes	11.375%	3/1/18	1,000,000		950,000	(a)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	636,276	GBP	1,080,562
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,000,000		982,500	(a)(c)
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	1,000,000		1,116,250
Total Hotels, Restaurants & Leisure					7,272,735
Household Durables — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp., Senior Secured Notes	10.500%	12/15/15	1,500,000		1,582,500
Leisure Equipment & Products — 0.3%
Carlson Wagonlit BV, Senior Notes	6.413%	5/1/15	840,000	EUR	998,865	(a)(d)
Media — 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,030,000		2,136,575	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	1,570,000		1,668,125	(a)
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		2,015,611
Daily Mail & General Trust PLC, Senior Bonds	5.750%	12/7/18	1,280,000	GBP	1,898,083
Grupo Televisa SA, Senior Bonds	6.625%	1/15/40	1,730,000		1,872,561
ITV PLC, Senior Notes	10.000%	6/30/14	600,000	EUR	898,455
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	740,000	EUR	597,885	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	470,000		522,170	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	450,000		499,950	(a)
Pearson PLC, Senior Bonds	7.000%	10/27/14	1,200,000	GBP	2,148,969
Reed Elsevier Capital Inc., Notes	8.625%	1/15/19	1,180,000		1,531,921
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,933,527
UPC Holding BV, Senior Secured Notes	9.750%	4/15/18	600,000	EUR	820,985	(a)
Videotron Ltee, Senior Notes	7.125%	1/15/20	2,000,000	CAD	1,998,930	(a)
Virgin Media Finance PLC, Senior Bonds	8.875%	10/15/19	560,000	GBP	957,896
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	750,000	EUR	996,910	(a)
Total Media					22,498,553
Multiline Retail — 0.6%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	2,000,000		2,057,500	(b)(c)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	180,000		166,500	(c)
Total Multiline Retail					2,224,000
Specialty Retail — 0.3%
Edcon Proprietary Ltd., Senior Notes	3.969%	6/15/14	960,000	EUR	950,779	(a)(d)
TOTAL CONSUMER DISCRETIONARY					41,823,716
CONSUMER STAPLES — 5.0%
Food & Staples Retailing — 0.9%
CVS Caremark Corp., Senior Notes	6.125%	9/15/39	1,000,000		1,071,136	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Food & Staples Retailing — continued
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	$2,095,097
Total Food & Staples Retailing					3,166,233
Food Products — 0.7%
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	530,000	EUR	719,160	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	1,500,000		1,683,750	(a)(c)
Total Food Products					2,402,910
Tobacco — 3.4%
Altria Group Inc., Senior Notes	9.700%	11/10/18	2,600,000		3,411,572	(c)
BAT International Finance PLC, Senior Notes	4.875%	2/24/21	1,450,000	EUR	2,055,472
Imperial Tobacco Finance PLC, Senior Notes	8.375%	2/17/16	1,150,000	EUR	1,861,432	(c)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,305,000		2,623,867
Reynolds American Inc., Senior Notes	6.750%	6/15/17	2,340,000		2,588,571	(c)
Total Tobacco					12,540,914
TOTAL CONSUMER STAPLES					18,110,057
ENERGY — 11.0%
Energy Equipment & Services — 0.1%
Parker Drilling Co., Senior Notes	9.125%	4/1/18	300,000		300,000	(a)
Oil, Gas & Consumable Fuels — 10.9%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,235,600
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	1,500,000		1,447,500	(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	2,062,495		2,166,261	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,938,750	(e)
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	1,000,000		1,260,448	(c)
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,491,544
Indo Integrated Energy BV, Senior Subordinated Notes	9.000%	6/1/12	470,000		491,920
Infinis PLC, Senior Notes	9.125%	12/15/14	472,000	GBP	770,264	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	480,000		500,400
KazMunaiGaz Finance Sub B.V., Senior Notes	11.750%	1/23/15	675,000		856,406	(a)
KazMunaiGaz Finance Sub BV, Senior Notes	8.375%	7/2/13	1,660,000		1,841,604	(a)(c)
Kinder Morgan Energy Partners LP, Medium-Term Notes	6.950%	1/15/38	1,180,000		1,355,352
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		324,074	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,860,000		1,887,900	(a)(c)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	1,000,000		1,040,000	(a)(c)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	1,000,000		1,022,500	(a)(c)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	540,000		471,825
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	910,000		962,336	(c)
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	2,110,000		1,281,825
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,590,000		3,049,725	(a)
Petronas Capital Ltd.	5.250%	8/12/19	700,000		758,162	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,780,000		1,910,681	(a)(e)
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,500,000		1,601,250	(c)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,633,888	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes	5.500%	9/30/14	1,050,000		1,148,603	(a)
SandRidge Energy Inc., Senior Notes	9.875%	5/15/16	1,000,000		1,070,000	(a)(c)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	4,150,000		4,594,050	(a)(e)
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		652,632
Total Oil, Gas & Consumable Fuels					39,765,500
TOTAL ENERGY					40,065,500
FINANCIALS — 32.2%
Capital Markets — 1.8%
Credit Suisse AG, Subordinated Notes	5.400%	1/14/20	320,000		337,988
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	1,300,000		1,049,100	(c)(d)(f)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,308,733

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Capital Markets — continued
UBS AG London, Senior Notes	6.375%	7/20/16	1,050,000	GBP	$1,814,996
Total Capital Markets					6,510,817
Commercial Banks — 19.8%
Australia & New Zealand Banking Group Ltd., Subordinated Bonds	6.540%	6/15/12	450,000	GBP	703,681	(c)(d)(f)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,734,979
BankAmerica Capital II, Junior Subordinated Bonds	8.000%	12/15/26	800,000		818,000
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	1,240,000		1,267,900	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	850,000		841,500	(a)
Barclays Bank PLC, Subordinated Notes	6.369%	12/15/19	1,950,000	GBP	2,600,865	(c)(d)(f)
BB&T Capital Trust II, Junior Subordinated Debentures	6.750%	6/7/36	660,000		671,588
BB&T Capital Trust IV, Junior Subordinated Debentures	6.820%	6/12/57	2,700,000		2,615,625	(c)(d)
BBVA International Preferred SA Unipersonal	9.100%	10/21/14	400,000	GBP	596,277	(d)(f)
BNP Paribas, Subordinated Notes	8.667%	9/11/13	1,600,000	EUR	2,272,695	(c)(d)(f)
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,712,187
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	542,111	(c)(d)(f)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	2,530,000		2,643,850	(a)(c)(d)(f)
Credit Suisse London, Subordinated Notes	6.750%	1/16/23	2,500,000	GBP	4,226,641	(d)
Fortis Bank SA/NV, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,729,499	(c)
HSBC Capital Funding LP, Junior Subordinated Bonds	5.369%	3/24/14	1,900,000	EUR	2,364,567	(d)(f)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	1,900,000		1,804,867	(a)(d)(e)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	4,705,272	(d)
Intesa Sanpaolo SpA, Subordinated Notes	6.625%	5/8/18	1,200,000	EUR	1,650,386
Intesa Sanpaolo SpA, Subordinated Notes	8.375%	10/14/19	450,000	EUR	591,094	(d)(f)
Lloyds TSB Bank PLC, Notes	5.375%	9/3/19	1,250,000	EUR	1,701,951
Lloyds TSB Bank PLC, Notes	5.800%	1/13/20	3,650,000		3,723,737	(a)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	126,000	GBP	206,610	(a)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	4,102,575	(d)
National Capital Trust I	5.620%	12/17/18	266,000	GBP	363,133	(a)(c)(d)(f)
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,650,000		1,699,500	(c)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,529,254	(a)(c)(d)(f)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	90,000		85,544	(a)(d)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	4,000,000		3,989,052	(c)
Royal Bank of Scotland PLC, Senior Notes	5.375%	9/30/19	1,300,000	EUR	1,726,980
Santander Finance Preferred SA Unipersonal, Subordinated Bonds	11.300%	7/27/14	350,000	GBP	601,376	(c)(d)(f)
Skandinaviska Enskilda Banken AB, Subordinated Notes	9.250%	3/31/15	450,000	EUR	649,458	(d)(f)
Societe Generale, Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,203,267	(d)(f)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,784,345	(a)(c)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,831,098
Swedbank AB, Subordinated Notes	5.250%	6/22/16	600,000	GBP	939,051	(d)
USB Capital XIII Trust, Junior Subordinated Notes	6.625%	12/15/39	1,500,000		1,576,123	(c)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.800%	3/15/11	760,000		650,788	(d)(f)
Wachovia Corp., Subordinated Notes	4.375%	11/27/18	2,000,000	EUR	2,674,552
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	1,100,000		1,133,000	(c)(d)(f)
Westpac Banking Corp., Senior Notes	4.250%	9/22/16	1,250,000	EUR	1,721,348
Total Commercial Banks					71,986,326
Consumer Finance — 2.5%
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,820,000		1,788,150	(c)(d)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	2,000,000		2,382,646
SLM Corp., Medium-Term Notes	5.050%	11/14/14	2,400,000		2,149,673	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Consumer Finance — continued
SLM Corp., Senior Notes	8.000%	3/25/20	3,300,000		$2,933,439
Total Consumer Finance					9,253,908
Diversified Financial Services — 5.0%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	1,000,000		940,264	(a)(e)
Citigroup Inc., Senior Notes	7.375%	9/4/19	3,300,000	EUR	5,048,236
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	3,000,000		3,135,000	(c)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	940,000	EUR	1,059,592	(a)(c)(d)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,200,000		1,153,500	(c)(d)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	2,000,000		2,045,000	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	560,000	EUR	804,565	(a)
JPMorgan Chase Capital XVIII, Bonds	6.950%	8/17/36	1,440,000		1,458,785
JPMorgan Chase Capital XXVII, Junior Subordinated Notes	7.000%	11/1/39	1,000,000		1,038,378	(c)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	752,000	EUR	1,021,608	(a)
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	645,060	(d)(f)
Total Diversified Financial Services					18,349,988
Insurance — 2.9%
American International Group Inc., Senior Notes	8.250%	8/15/18	1,200,000		1,293,000	(c)
Aviva PLC, Subordinated Notes	5.250%	10/2/23	1,300,000	EUR	1,702,566	(d)
AXA SA, Junior Subordinated Notes	5.777%	7/6/16	500,000	EUR	557,097	(c)(d)(f)
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		1,600,000	(a)(d)(f)
ELM BV	5.252%	5/25/16	550,000	EUR	637,892	(c)(d)(f)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,450,221	(a)(c)
Generali Finance BV, Junior Subordinated Bonds	5.317%	6/16/16	500,000	EUR	599,449	(c)(d)(f)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		301,500	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	500,000	EUR	618,997	(c)(d)(f)
QBE Insurance Group Ltd., Senior Notes	6.125%	9/28/15	550,000	GBP	930,986	(a)
Sampo Oyj, Senior Notes	6.339%	4/10/12	550,000	EUR	758,414
Total Insurance					10,450,122
Real Estate Management & Development — 0.2%
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	390,000	GBP	607,378	(a)
TOTAL FINANCIALS					117,158,539
HEALTH CARE — 2.9%
Health Care Providers & Services — 2.3%
HCA Inc., Senior Secured Notes	9.250%	11/15/16	1,500,000		1,623,750	(c)
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		3,023,233
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	1,000,000		1,141,250	(a)(c)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,556,072
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	1,031,000		982,028	(b)(c)(d)
Total Health Care Providers & Services					8,326,333
Life Sciences Tools & Services — 0.6%
Millipore Corp., Senior Notes	5.875%	6/30/16	1,500,000	EUR	2,179,519	(a)
TOTAL HEALTH CARE					10,505,852
INDUSTRIALS — 4.1%
Air Freight & Logistics — 0.3%
TGI International Ltd., Senior Notes	9.500%	10/3/17	850,000		970,063	(a)
Airlines — 1.6%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	4,000,000		4,170,000	(c)(g)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	1,500,000		1,507,500	(a)(c)
United Airlines, Pass-Through Trust, Senior Secured Notes	10.400%	11/1/16	107,198		116,845
Total Airlines					5,794,345
Commercial Services & Supplies — 0.8%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,250,000		1,393,750
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,570,388	(a)
Total Commercial Services & Supplies					2,964,138

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Construction & Engineering — 0.4%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	1,450,000		$1,526,125	(a)
Road & Rail — 1.0%
FirstGroup PLC, Senior Bonds	8.125%	9/19/18	1,150,000	GBP	2,151,219
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	1,333,000		1,449,637	(c)
Total Road & Rail					3,600,856
TOTAL INDUSTRIALS					14,855,527
INFORMATION TECHNOLOGY — 0.6%
Communications Equipment — 0.5%
Brocade Communications Systems Inc., Senior Secured Notes	6.625%	1/15/18	2,000,000		2,050,000	(a)
IT Services — 0.1%
Fidelity National Information Services Inc., Senior Notes	7.625%	7/15/17	90,000		94,050	(a)
Fidelity National Information Services Inc., Senior Notes	7.875%	7/15/20	130,000		136,500	(a)
Total IT Services					230,550
TOTAL INFORMATION TECHNOLOGY					2,280,550
MATERIALS — 9.2%
Chemicals — 1.3%
CF Industries Inc., Senior Notes	6.875%	5/1/18	900,000		947,250
CF Industries Inc., Senior Notes	7.125%	5/1/20	600,000		642,000
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	610,000	EUR	834,668	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	606,000	EUR	820,310	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	1,500,000		1,642,500	(c)
Total Chemicals					4,886,728
Construction Materials — 0.2%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	610,000	EUR	828,722
Containers & Packaging — 1.3%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	758,700	EUR	1,006,003	(b)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	710,000	EUR	865,097	(a)
Impress Holdings BV, Senior Bonds	9.250%	9/15/14	600,000	EUR	824,894	(a)
Nordenia Holdings GMBH, Senior Secured Bonds	9.750%	7/15/17	798,000	EUR	1,058,113	(a)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	630,000	EUR	814,827	(a)
Total Containers & Packaging					4,568,934
Metals & Mining — 4.4%
CSN Resources SA, Senior Bonds	6.500%	7/21/20	1,100,000		1,116,500	(a)
Evraz Group SA, Notes	8.875%	4/24/13	460,000		489,578	(a)
Evraz Group SA, Notes	9.500%	4/24/18	450,000		486,675	(a)
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	1,710,000		1,913,396
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	1,380,000		1,476,600	(a)(c)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	1,000,000		1,067,500	(c)
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	349,000	EUR	470,718	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,000,000		1,055,539
Vale Overseas Ltd., Notes	6.250%	1/23/17	670,000		744,489
Vale Overseas Ltd., Notes	8.250%	1/17/34	2,146,000		2,691,415
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,005,000		1,113,435	(e)
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	1,570,000		1,703,450	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	260,000		286,052	(a)
Xstrata Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,297,256
Total Metals & Mining					15,912,603
Paper & Forest Products — 2.0%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,406,526
M-real OYJ, Senior Notes	9.250%	4/1/13	730,000	EUR	998,865
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	1,500,000		1,396,875	(c)
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	640,000	EUR	940,353	(a)
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	640,000	EUR	867,377	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Paper & Forest Products — continued
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	1,500,000		$1,507,500
Total Paper & Forest Products					7,117,496
TOTAL MATERIALS					33,314,483
TELECOMMUNICATION SERVICES — 7.2%
Diversified Telecommunication Services — 4.8%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	260,000		233,350	(a)(c)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	373,000		339,430	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.683%	2/15/17	1,039,029	EUR	180,219	(a)(b)(d)
British Telecommunications PLC, Senior Bonds	8.500%	12/7/16	1,200,000	GBP	2,265,467	(d)
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	2,000,000		2,195,000	(a)
Koninklijke KPN NV, Senior Notes	7.500%	2/4/19	1,150,000	EUR	1,905,799
Nordic Telephone Co. Holdings, Senior Notes	8.250%	5/1/16	580,000	EUR	801,177	(a)
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	500,000		559,019
Telecom Italia SpA, Senior Notes	5.375%	1/29/19	1,400,000	EUR	1,923,500
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,357,882
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	1,150,000		1,260,630	(a)(e)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	640,000	EUR	890,313	(a)
Wind Acquisition Finance SA, Senior Secured Bonds	11.000%	12/1/15	590,000	EUR	803,458	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,500,000	EUR	1,808,121	(a)(b)
Total Diversified Telecommunication Services					17,523,365
Wireless Telecommunication Services — 2.4%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,302,070	(c)(e)
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		705,458	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000		656,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,000,000		2,037,500	(c)
True Move Co., Ltd.	10.750%	12/16/13	2,530,000		2,599,575	(a)(e)
True Move Co., Ltd., Notes	10.750%	12/16/13	260,000		267,150	(a)
Total Wireless Telecommunication Services					8,568,003
TOTAL TELECOMMUNICATION SERVICES					26,091,368
UTILITIES — 3.8%
Electric Utilities — 1.4%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	135,610		136,966
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	1,680,000		1,915,200	(a)(c)
ENW Capital Finance PLC, Notes	6.750%	6/20/15	600,000	GBP	1,040,419	(c)
Scottish & Southern Energy PLC, Senior Notes	5.750%	2/5/14	1,200,000	GBP	2,043,081	(c)
Total Electric Utilities					5,135,666
Gas Utilities — 0.3%
Wales & West Utilities Finance PLC, Senior Secured Notes	5.125%	12/2/16	650,000	GBP	1,085,784
Independent Power Producers & Energy Traders — 0.6%
Colbun SA, Senior Notes	6.000%	1/21/20	1,370,000		1,438,848	(a)
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	1,000,000		705,000
Total Independent Power Producers & Energy Traders					2,143,848
Multi-Utilities — 1.5%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,119,630
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,417,213	(a)
Veolia Environnement, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,924,257	(c)
Total Multi-Utilities					5,461,100
TOTAL UTILITIES					13,826,398
TOTAL CORPORATE BONDS & NOTES (Cost — $316,761,755)					318,031,990
ASSET-BACKED SECURITIES — 3.9%
FINANCIALS — 3.9%
Home Equity — 3.6%
Argent Securities Inc., 2004-W10 A2	0.719%	10/25/34	816,891		719,800	(d)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.304%	6/25/33	2,822,895		2,434,187	(d)
Countrywide Asset-Backed Certificates, 2005-5 M1	0.789%	10/25/35	1,200,000		1,085,656	(d)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Home Equity — continued
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.500%	11/15/36	1,082,857		$786,323	(d)
Home Equity Asset Trust, 2004-8 M1	1.199%	3/25/35	641,516		566,822	(d)
Park Place Securities Inc., 2004-WCW1 M2	1.009%	9/25/34	1,900,000		1,614,599	(d)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	4.970%	9/25/33	3,047,484		3,054,007
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	665,929		665,367	(d)
Soundview Home Equity Loan Trust, 2005-3 M2	0.849%	6/25/35	623,575		593,449	(d)
Structured Asset Securities Corp., 2002-HF1 A	0.619%	1/25/33	1,557,142		1,437,878	(d)
Total Home Equity					12,958,088
Student Loan — 0.3%
National Collegiate Student Loan Trust, IO, 2007-2 AIO	6.700%	7/25/12	6,050,000		726,889
National Collegiate Student Loan Trust, IO, 2004-2 AIO	9.750%	10/27/14	3,804,000		561,684
Total Student Loan					1,288,573
TOTAL ASSET-BACKED SECURITIES (Cost — $14,014,877)					14,246,661
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
ARM Trust, 2004-5 4A1	5.293%	4/25/35	1,319,293		1,220,015	(d)
Bayview Commercial Asset Trust, IO, 2005-2A	2.870%	8/25/35	29,726,695		1,403,100	(a)
Bear Stearns ARM Trust, 2005-12 24A1	5.596%	2/25/36	115,457		89,551	(d)
Countrywide Home Loan Mortgage Pass-Through Trust, 2004-HYB6 A2	3.457%	11/20/34	2,053,309		1,743,566	(d)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	5.650%	7/27/36	766,808		746,292	(a)(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	395,411		372,638	(a)
Harborview Mortgage Loan Trust, 2004-10 4A	2.675%	1/19/35	530,785		513,562	(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	5.202%	8/25/35	1,000,000		843,308	(d)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.314%	4/25/31	2,513,250		2,127,308	(d)
Sequoia Mortgage Trust, 2003-3 A1	0.668%	7/20/33	902,755		801,393	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-0A5 1A	1.152%	6/25/47	1,196,723		718,835	(d)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	5.469%	9/25/36	129,454		105,365	(d)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $10,378,196)					10,684,933
CONVERTIBLE BONDS & NOTES — 0.1%
INDUSTRIALS — 0.1%
Marine — 0.1%
Horizon Lines Inc., Senior Notes (Cost - $469,444)	4.250%	8/15/12	556,000		469,820
SOVEREIGN BONDS — 4.3%
Brazil — 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	5,810,000	BRL	3,236,330
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/14	326,000	BRL	174,733
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	528,000	BRL	274,327
Total Brazil					3,685,390
Russia — 1.0%
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	3,640,000		3,740,100	(a)(e)
United Arab Emirates — 0.5%
MDC-GMTN B.V., Senior Notes	5.750%	5/6/14	430,000		468,170	(a)
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,450,987	(a)(e)
Total United Arab Emirates					1,919,157
United Kingdom — 0.5%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,757,380
Venezuela — 1.3%
Bolivarian Republic of Venezuela	5.750%	2/26/16	3,500,000		2,415,000	(a)(e)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

July 31, 2010

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Venezuela — continued
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	3,000,000	$2,202,000	(e)
Total Venezuela				4,617,000
TOTAL SOVEREIGN BONDS (Cost — $15,127,760)				15,719,027
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.0%
U.S. Government Obligations — 0.0%
U.S. Treasury Bonds (Cost - $130,110)	4.625%	2/15/40	120,000	133,463
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $356,882,142)				359,285,894
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government Agency — 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $24,997)	0.180%	8/23/10	25,000	24,997	(h)(i)
Repurchase Agreements — 1.2%
Deutsche Bank Securities Inc. tri-party repurchase agreement dated 7/30/10; Proceeds at maturity - $4,000,063; (Fully collateralized by U.S. government agency obligations, 2.400% due 8/24/12; Market Value - $4,080,000)	0.190%	8/2/10	4,000,000	4,000,000
State Street Bank & Trust Co. repurchase agreement, dated 7/30/10; Proceeds due at maturity - $282,000; (Fully collateralized by U.S. Treasury Notes, 2.500% due 4/30/15; Market Value - $288,860)	0.010%	8/2/10	282,000	282,000
Total Repurchase Agreements(Cost — $4,282,000)				4,282,000
TOTAL SHORT-TERM INVESTMENTS (Cost — $4,306,997)				4,306,997
TOTAL INVESTMENTS — 100.0% (Cost — $361,189,139#)				$363,592,891
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of this security is pledged as collateral pursuant to a loan agreement.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2010.
(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	-	Adjustable Rate Mortgage
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
IO	-	Interest Only
OJSC	-	Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to shareholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$318,031,990	—	$318,031,990
Asset-backed securities	—	14,246,661	—	14,246,661
Collateralized mortgage obligations	—	10,684,933	—	10,684,933
Convertible bonds & notes	—	469,820	—	469,820
Sovereign bonds	—	15,719,027	—	15,719,027
U.S. government & agency obligations	—	133,463	—	133,463
Total long-term investments	—	$359,285,894	—	$359,285,894
Short-term investments†	—	4,306,997	—	4,306,997
Total investments	—	$363,592,891	—	$363,592,891
Other financial instruments:
Futures contracts	$(27,065)	—	—	(27,065)
Forward foreign currency contracts	—	(2,603,262)	—	(2,603,262)
Total other financial instruments	$(27,065)	$(2,603,262)	—	$(2,630,327)
Total	$(27,065)	$360,989,629	—	$360,962,564

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a Fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

(d) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to- market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Stripped Securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,914,133
Gross unrealized depreciation	(10,510,381)
Net unrealized appreciation	$2,403,752

At July 31, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED LOSS
Contracts to Sell:
U.S. Treasury 10-Year Notes	8	9/10	$963,435	$990,500	$(27,065)

Notes to Schedule of Investments (unaudited) (continued)

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2010 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$20,418,155	1.011%	$21,499,013

* Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.500% to 1.250% during the period ended July 31, 2010. Interest expense incurred on reverse repurchase agreements totaled $115,280.

At July 31, 2010, the Fund had the following open reverse repurchase agreements:

Security	Face Amount
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.650% to be repurchased at an amount and date to be determined, collateralized by: $1,800,000 America Movil SAB de CV, 5.625% due 11/15/17; Market value (including accrued interest) $2,043,066	$1,692,720
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,650,000 Ecopetrol SA, 7.625% due 7/23/19; Market value (including accrued interest) $1,942,169	1,433,355
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,900,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) $1,835,976	1,322,590
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,000,000 AES El Salvador Trust, 6.750% due 2/1/16; Market value (including accrued interest) $974,197	718,500
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $2,530,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) $2,634,501	1,858,032
Reverse Repurchase Agreement with Credit Suisse, dated 6/30/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,250,000 MDC-GMTN B.V., 7.625% due 5/6/19; Market value (including accrued interest) $1,473,780	1,132,750
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $3,070,000 RSHB Capital, 6.299% due 5/15/17; Market value (including accrued interest) $3,195,936	2,800,761
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $2,750,000 TNK-BP Finance SA, 7.875% due 3/13/18; Market value (including accrued interest) $3,127,833	2,628,175
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.100% to be repurchased at an amount and date to be determined, collateralized by: $1,150,000 UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16; Market value (including accrued interest) $1,278,935	1,081,460
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., 1/12/10 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $3,000,000 Bolivarian Republic of Venezuela, 9.250% due 9/15/27; Market value (including accrued interest) $2,307,571	1,993,800
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/12/10 bearing 1.250% to be repurchased at an amount and date to be determined, collateralized by: $3,500,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) $2,502,282	2,270,800
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 1/27/10 bearing 0.850% to be repurchased at an amount and date to be determined, collateralized by: $1,780,000 Petronas Capital Ltd., 5.250% due 8/12/19; Market value (including accrued interest) $1,954,824	1,682,100
Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 4/9/10 bearing 0.950% to be repurchased at $883,167 on 9/14/10, collateralized by: $1,000,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) $1,121,534	879,500

Total Reverse Repurchase Agreements (Proceeds — $21,494,543)	$21,494,543

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED LOSS
Contracts to Sell:
British Pound	Morgan Stanley	19,221,493	$30,158,740	8/17/10	$(1,170,229)
Canadian Dollar	Morgan Stanley	2,000,000	1,944,999	8/17/10	(11,156)
Euro	Morgan Stanley	42,517,932	55,406,759	8/17/10	(1,290,786)
Euro	Morgan Stanley	250,000	325,785	8/17/10	(12,739)
Euro	UBS AG	1,300,000	1,694,080	8/17/10	(86,555)
Euro	UBS AG	700,000	912,197	8/17/10	(31,797)
Net unrealized loss on open forward foreign currency contracts					$(2,603,262)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$(27,065)	—	—	$(27,065)
Foreign Exchange Contracts	—	—	—	$(2,603,262)	(2,603,262)
Total	—	$(27,065)	—	$(2,603,262)	$(2,630,327)

During the period ended July 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$664,526
Forward foreign currency contracts (to buy) †	9,223,866
Forward foreign currency contracts (to sell)	83,132,330

†At July 31, 2010, there were no open positions held in this derivative.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: September 27, 2010